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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2010

Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DSM Capital Partners
Address:  320 East Main Street
          Mount Kisco, NY 10549

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen E. Memishian
Title:  Managing Partner
Phone:  914-242-1900

Signature, Place, and Date of Signing:

/s/ Stephen E. Memishian         Mount Kisco, NY              02/10/11
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      ----

28-_______________        _________________________________________
[Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:                   0
                                         -------------

Form 13F Information Table Entry Total:             78
                                         -------------

Form 13F Information Table Value Total:  3,486,058,000
                                         -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

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
                                                                          INVESTMENT DISCRETION
                                                                       ----------------------------
                                                                                     B)
                                     ITEM 3      ITEM 4:     SHARES OF           SHARED AS    C)     VOTING AUTHORITY (SHARES)
      ITEM 1:           ITEM 2:      CUSIP     FAIR MARKET   PRINCIPAL    A)      DEFINED   SHARED  ----------------------------
  NAME OF ISSUER     TITLE OF CLASS  NUMBER       VALUE       AMOUNT     SOLE    IN INST. V OTHER    A) SOLE  B)SHARED  C)NONE
-------------------- -------------- --------- -------------- --------- --------- ---------- ------- --------- -------- ---------
3M Company           Common Stocks  88579Y101  94,650,905.80 1,096,766   861,486          0  42,350   488,556  175,037   433,026
Adobe                Common Stocks  00724F101  94,742,993.58 3,078,070 2,414,311          0 120,850 1,363,292  492,326 1,222,036
Adtran               Common Stocks  00738A106   2,648,942.55    73,155    73,155          0       0         0        0    73,155
Affiliated Managers  Common Stocks  008252108   3,365,542.40    33,920    33,920          0       0         0        0    33,920
Alexion
  Pharmaceuticals    Common Stocks  015351109   3,157,157.25    39,195    39,195          0       0         0        0    39,195
Allergan             Common Stocks  018490102  79,220,665.23 1,153,643   944,219          0  45,450   524,034  148,525   480,957
Allos Therapeutics   Common Stocks  019777101   1,229,648.35   266,735   266,735          0       0         0        0   266,735
Altera Corp          Common Stocks  021441100  67,282,456.68 1,891,019 1,503,021          0  71,475   812,932  287,103   790,739
Ansys                Common Stocks  03662Q105   2,886,500.45    55,435    55,435          0       0         0        0    55,435
Apple Computer       Common Stocks  037833100 226,655,170.20   702,676   562,470          0  25,275   334,043  104,149   264,395
Automatic Data
  Processing         Common Stocks  053015103   5,259,722.00   113,650   113,650          0       0    24,050        0    89,600
Baker Hughes         Common Stocks  057224107  80,892,520.75 1,414,947 1,102,265          0  87,510   690,977  204,299   519,500
C.H. Robinson
  Worldwide          Common Stocks  12541W209 156,886,201.65 1,956,431 1,538,660          0  75,175   869,814  310,898   775,459
CAE Inc              Common Stocks  124765108   2,225,059.40   192,980   192,980          0       0         0        0   192,980
Cardtronics          Common Stocks  14161H108   2,349,586.50   132,745   132,745          0       0         0        0   132,745
CareFusion           Common Stocks  14170T101   2,247,208.00    87,440    87,440          0       0         0        0    87,440
Celgene              Common Stocks  151020104 235,073,516.58 3,974,865 3,177,922          0 144,375 1,875,785  591,199 1,507,378
Check Point Software Common Stocks  M22465104   2,845,915.20    61,520    61,520          0       0     7,915        0    53,605
Citrix Systems       Common Stocks  177376100   2,005,439.15    29,315    29,315          0       0         0        0    29,315
Cognizant
  Technology
  Solutions          Common Stocks  192446102 147,444,894.92 2,011,801 1,579,598          0  85,550   905,233  314,510   791,794
CTRIP.com
  International      ADR            22943F100   2,962,153.50    73,230    73,230          0       0    37,975        0    35,255
Danone S.A.          ADR            23636T100  29,877,060.69 2,368,101 1,824,699          0  98,225 1,092,772  404,288   870,705
DaVita               Common Stocks  23918K108   2,263,289.30    32,570    32,570          0       0         0        0    32,570
Discovery
  Communications     Common Stocks  25470F104  49,815,446.00 1,194,615   942,615          0  45,725   527,834  187,872   478,750
Dolby Laboratories   Common Stocks  25659T107  18,098,311.50   271,339   219,310          0   9,575   114,132   38,510   118,665
Dun & Bradstreet     Common Stocks  26483E100   1,668,889.70    20,330    20,330          0       0         0        0    20,330
Expedia              Common Stocks  30212P105   2,444,644.15    97,435    97,435          0       0         0        0    97,435
Expeditors
  International      Common Stocks  302130109 116,193,932.80 2,128,094 1,675,933          0  81,250   949,962  336,519   841,331
F5 Networks          Common Stocks  315616102  78,185,160.04   600,685   475,969          0  22,500   257,964   92,743   249,900
Family Dollar Stores Common Stocks  307000109   1,942,915.35    39,085    39,085          0       0         0        0    39,085
Franklin Resources   Common Stocks  354613101   2,290,926.00    20,600         0          0  20,600    20,600        0         0
Gen-Probe            Common Stocks  36866T103   1,910,087.25    32,735    32,735          0       0         0        0    32,735
Google               Common Stocks  38259P508 187,796,681.81   316,172   251,438          0  11,435   148,557   48,385   119,190
Henry Schein         Common Stocks  806407102   2,238,279.40    36,460    36,460          0       0         0        0    36,460
hiSoft Technology    ADR            43358R108   2,619,095.00    86,725    86,725          0       0         0        0    86,725
Home Inns & Hotels
  Management         ADR            43713W107   2,491,596.80    60,830    60,830          0       0     5,300        0    55,530

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
IHS Inc              Common Stocks 451734107     1,966,741.35    24,465    24,465          0       0         0        0    24,465
II VI                Common Stocks 902104108     3,085,258.00    66,550    66,550          0       0         0        0    66,550
Infosys Technologies ADR           456788108    10,249,878.00   134,725   134,725          0       0   134,725        0         0
Intercontinental
  Exchange           Common Stocks 45865V100     2,788,110.00    23,400    23,400          0       0         0        0    23,400
Intuitive Surgical   Common Stocks 46120E602   100,164,486.00   388,611   306,628          0  15,200   170,109   60,476   157,974
Invesco Ltd          Common Stocks G491BT108    82,671,313.96 3,436,048 2,818,066          0  20,600 1,469,101  541,423 1,425,059
IPG Photonics        Common Stocks 44980X109     1,135,790.40    35,920    35,920          0       0         0        0    35,920
iShares DJ US Oil
  Equipement &
  Services           Common Stocks 464288844       517,011.25     9,175     9,175          0       0     9,175        0         0
iShares Russell
  1000 Growth        Common Stocks 464287614     3,106,870.00    54,259    40,700          0       0    40,700   13,559         0
Juniper Networks     Common Stocks 48203R104   109,650,479.20 2,969,948 2,334,035          0 114,425 1,324,793  473,133 1,171,625
McDonald's           Common Stocks 580135101    92,238,193.76 1,201,644   947,926          0  46,025   531,550  188,374   481,560
Medidata Solutions   Common Stocks 58471A105     2,621,068.80   109,760   109,760          0       0         0        0   109,760
MSCI Inc             Common Stocks 55354G100     2,274,679.60    58,385    58,385          0       0         0        0    58,385
National Instruments Common Stocks 636518102     2,696,906.00    71,650    71,650          0       0         0        0    71,650
Nestle SA            ADR           641069406    90,476,886.36 1,540,303 1,183,281          0  64,800   722,145  265,253   552,680
NetApp               Common Stocks 64110D104   133,503,665.48 2,429,106 1,915,963          0  92,300 1,086,311  381,822   960,653
Novo Nordisk A/S     ADR           670100205    57,691,225.12   512,492   398,816          0  20,700   232,724   84,360   195,337
Nuance
  Communications     Common Stocks 67020Y100     2,487,660.30   136,835   136,835          0       0         0        0   136,835
Omnicom Group        Common Stocks 681919106    80,476,326.00 1,757,125 1,379,110          0  67,975   780,586  281,297   695,006
Panera Bread Company Common Stocks 69840W108     3,344,990.50    33,050    33,050          0       0         0        0    33,050
PepsiCo              Common Stocks 713448108    92,608,083.61 1,417,543 1,115,592          0  54,325   627,280  224,743   565,332
Praxair              Common Stocks 74005P104    91,960,903.89   963,244   760,062          0  36,125   426,377  151,654   385,090
Priceline.com        Common Stocks 741503403   130,867,408.95   327,537   258,219          0  12,350   146,200   51,712   129,582
Radware Ltd          Common Stocks M81873107     1,730,336.30    46,130    46,130          0       0         0        0    46,130
Ross Stores          Common Stocks 778296103     2,567,001.25    40,585    40,585          0       0         0        0    40,585
Rovi Corp            Common Stocks 779376102    38,985,066.38   628,690   504,013          0  22,525   262,246   92,721   273,645
SABMiller            ADR           78572M105    56,064,200.59 1,586,665 1,215,572          0  66,275   722,470  276,649   587,315
Schlumberger         Common Stocks 806857108   169,694,880.00 2,032,274 1,622,856          0  52,150   891,370  323,985   816,646
Shire PLC            ADR           82481R106    77,714,623.58 1,073,703   832,816          0  37,775   493,627  184,290   395,631
State Street         Common Stocks 857477103    90,663,608.30 1,956,487 1,540,845          0  75,650   868,567  308,361   779,299
Syntel               Common Stocks 87162H103     2,148,849.00    44,955    44,955          0       0         0        0    44,955
Target               Common Stocks 87612E106    85,217,318.34 1,417,218 1,350,863          0  66,355   736,218        0   681,000
Tencent Holdings     ADR           88032Q109    48,537,267.21 2,233,608 1,761,290          0  70,025 1,040,665  365,052   827,585
VanceInfo
  Technologies       ADR           921564100     2,590,672.70    75,005    75,005          0       0         0        0    75,005
Varian Medical
  Systems            Common Stocks 92220P105    85,040,437.92 1,227,489   972,094          0  45,995   531,184  189,905   506,240
VeriFone Systems     Common Stocks 92342Y109     3,330,234.40    86,365    86,365          0       0         0        0    86,365
Waddell & Reed
  Financial          Common Stocks 930059100     2,808,025.30    79,570    79,570          0       0         0        0    79,570
Wal-Mart Stores      Common Stocks 931142103     4,513,455.63    83,691    83,691          0       0    25,585        0    58,106

       COLUMN TOTAL$                         3,486,058,429.36